Schedule of Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 223	$ (17)
Amortization of net actuarial loss	(15)	(10)
Prior service cost (benefit)	0	2
Amortization of prior service cost	(1)	(2)
Curtailments	(2)	(6)
Settlements	(10)	0
Total pre-tax loss (gain) recognized in other comprehensive income (loss)	195	(33)
Total pre-tax loss (gain) recognized in net periodic pension income and other comprehensive income (loss)	125	(100)
Postretirement Benefit Costs
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	14	(3)
Prior service cost (benefit)	0	2
Net amortization	3	4
Curtailments	0	8
Total pre-tax loss (gain) recognized in other comprehensive income (loss)	17	11
Total pre-tax loss (gain) recognized in net periodic pension income and other comprehensive income (loss)	$ 33	$ 8